Other assets - Schedule of Other Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2013 Deposit account over which lessor has first priority interest [Member]	Dec. 31, 2012 Deposit account over which lessor has first priority interest [Member]	Mar. 14, 2011 Maximum [Member]	Mar. 14, 2011 GCI [Member] Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash			$ 73,855,000	$ 72,100,000
Amount of cash deposit account	60,000,000
Equity capital in containership assets						900,000,000
Minority investment in Vehicle during investment period					100,000,000
Anticipated investment period (in years)		5 years
Capital contribution	4,299,000
Percentage of investment in Vehicle on equity method	10.30%
Amount of investment comprised of capital contribution	6,408,000
Amount of equity loss on investment	$ 2,109,000